Intangible assets and property, plant and equipment - PPE (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 item
Property, plant and equipment
Property, plant and equipment.	€ 27,343	€ 27,675
Thereof pledged assets of Property, Plant and Equipment	6,618	€ 6,691
Number of pledged 3D printers | item		6	8
Self constructed 3D printers	883	€ 2,531
Leased assets
Property, plant and equipment
Property, plant and equipment.		357
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.		208
Other factory equipment
Property, plant and equipment
Property, plant and equipment.		149
Property
Property, plant and equipment
Property, plant and equipment.	20,045	17,085
Machinery
Property, plant and equipment
Property, plant and equipment.	5,779	9,047
PPE including leased assets		9,072
Other PPE
Property, plant and equipment
Property, plant and equipment.	1,459	1,378
PPE including leased assets		1,502
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	€ 60	€ 16